Villere Balanced Fund
SCHEDULE OF INVESTMENTS at November 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 71.1%
Accommodation: 2.2%
61,649	Caesars Entertainment, Inc. [1]	$2,756,943

Administrative and Support Services: 2.2%
10,520	Visa, Inc. - Class A [2]	2,700,273

Ambulatory Health Care Services: 2.5%
104,155	Option Care Health, Inc. [1]	3,098,611

Beverage and Tobacco Product Manufacturing: 4.3%
69,390	Monster Beverage Corp. [1]	3,826,858
9,000	PepsiCo, Inc.	1,514,610
		5,341,468
Chemical Manufacturing: 4.2%
24,070	Colgate-Palmolive Co.	1,895,994
55,338	Ligand Pharmaceuticals, Inc. [1]	3,226,759
		5,122,753
Computer and Electronic Product Manufacturing: 6.6%
5,960	IDEXX Laboratories, Inc. [1]	2,776,287
28,175	ON Semiconductor Corp. [1,2]	2,009,723
6,260	Roper Technologies, Inc.	3,369,445
		8,155,455
Credit Intermediation and Related Activities: 9.0%
48,230	Euronet Worldwide, Inc. [1]	4,206,621
67,237	First Hawaiian, Inc.	1,321,207
12,535	JPMorgan Chase & Co.	1,956,463
466,413	Kearny Financial Corp.	3,684,663
		11,168,954
Food Manufacturing: 1.3%
22,950	Mondelez International, Inc. - Class A	1,630,827

Furniture and Related Product Manufacturing: 0.8%
44,465	Leggett & Platt, Inc.	1,016,914

Health and Personal Care Retailers: 1.4%
24,785	CVS Health Corp.	1,684,141

Insurance Carriers and Related Activities: 6.4%
92,739	Palomar Holdings, Inc. [1]	5,426,159
15,210	The Progressive Corp.	2,494,896
		7,921,055
Merchant Wholesalers, Durable Goods: 5.3%
14,312	Pool Corp. [2]	4,970,844
8,095	STERIS PLC	1,626,609
		6,597,453
Merchant Wholesalers, Nondurable Goods: 3.5%
151,606	On Holding AG - Class A [1,2]	4,398,090

Mining (except Oil and Gas): 2.1%
68,640	Freeport-McMoRan, Inc.	2,561,645

Miscellaneous Manufacturing: 8.1%
9,720	Johnson & Johnson	1,503,295
13,450	Stryker Corp.	3,985,638
19,885	Teleflex, Inc. [2]	4,487,846
		9,976,779
Petroleum and Coal Products Manufacturing: 1.2%
10,610	Chevron Corp.	1,523,596

Professional, Scientific, and Technical Services: 1.0%
271,160	OmniAb, Inc. [1,2]	1,190,393
20,984	OmniAb, Inc. [1,3]	–
20,984	OmniAb, Inc. [1,3]	–
Publishing Industries (Except Internet): 1.4%
4,615	Microsoft Corp.	1,748,670

Support Activities for Mining: 1.8%
128,905	Atlas Energy Solutions, Inc. [2]	2,199,119

Support Activities for Transportation: 4.4%
29,510	J.B. Hunt Transport Services, Inc. [2]	5,467,318

Telecommunications: 1.4%
43,435	Verizon Communications, Inc.	1,664,864
TOTAL COMMON STOCKS (Cost $76,615,830)		87,925,321

CONVERTIBLE PREFERRED STOCKS: 1.4%
Credit Intermediation and Related Activities: 1.4%
1,500	Bank of America Corp., 7.25%	1,681,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,932)		1,681,500

PREFERRED STOCKS: 1.9%
Administrative and Support Services: 1.9%
72,000	B Riley Financial, Inc., 6.50%	1,234,800
47,800	B Riley Financial, Inc., 6.75% [2]	1,146,244
TOTAL PREFERRED STOCKS (Cost $2,995,000)		2,381,044

Principal Amount		Value
CORPORATE BONDS: 20.1%
Administrative and Support Services: 0.5%
	Scotts Miracle-Gro Co.
$700,000	4.500%, 10/15/2029	597,366

Chemical Manufacturing: 2.0%
	HB Fuller Co.
2,418,000	4.000%, 02/15/2027	2,323,226
	Kimberly-Clark Corp.
100,000	3.200%, 04/25/2029	92,335
		2,415,561

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services: 0.2%
	Visa, Inc.
321,000	0.750%, 08/15/2027	280,447

Electrical Equipment, Appliance, and Component Manufacturing: 0.8%
	Hubbell, Inc.
1,045,000	3.500%, 02/15/2028	980,989

Fabricated Metal Product Manufacturing: 2.2%
	Emerson Electric Co.
950,000	0.875%, 10/15/2026 [2]	848,951
	Stanley Black & Decker, Inc.
2,000,000	2.300%, 02/24/2025	1,917,701
		2,766,652

Insurance Carriers and Related Activities: 0.6%
	Reinsurance Group of America, Inc.
800,000	3.900%, 05/15/2029	733,679

Machinery Manufacturing: 0.7%
	Brunswick Corp.
960,000	4.400%, 09/15/2032 [2]	825,448

Merchant Wholesalers, Durable Goods: 1.0%
	Avnet, Inc.
1,000,000	3.000%, 05/15/2031	810,469
	Reliance Steel & Aluminum Co.
490,000	1.300%, 08/15/2025	454,673
		1,265,142

Nonstore Retailers: 1.1%
	Amazon.com, Inc.
1,500,000	1.650%, 05/12/2028 [2]	1,325,350

Paper Manufacturing: 0.7%
	Sonoco Products Co.
950,000	2.250%, 02/01/2027	855,449

Professional, Scientific, and Technical Services: 0.7%
	Alphabet, Inc.
1,000,000	0.800%, 08/15/2027	876,978

Rail Transportation: 1.4%
	Union Pacific Corp.
2,000,000	2.800%, 02/14/2032	1,693,540

Transportation Equipment Manufacturing: 3.0%
	Honda Motor Co. Ltd.
1,200,000	2.534%, 03/10/2027 [2]	1,109,009
	Toyota Motor Corp.
2,900,000	1.339%, 03/25/2026	2,671,468
		3,780,477

Utilities: 5.2%
	Duke Energy Corp.
1,000,000	0.900%, 09/15/2025	922,580
	NextEra Energy Capital Holdings, Inc.
2,000,000	2.940%, 03/21/2024	1,981,985
	Pacific Gas & Electric Co.
600,000	4.200%, 03/01/2029 [2]	547,166
	Public Service Enterprise Group, Inc.
1,500,000	5.850%, 11/15/2027	1,529,765
	The Southern Co.
1,500,000	5.113%, 08/01/2027	1,484,537
		6,466,033

TOTAL CORPORATE BONDS (Cost $26,956,201)		24,863,111

Shares		Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 21.1%
Private Funds: 21.1%
26,026,498	Mount Vernon Liquid Assets Portfolio, LLC 5.570% [4]	26,026,498
Total Private Funds: 21.1%		26,026,498

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $26,026,498)		26,026,498

SHORT-TERM INVESTMENTS: 5.3%
Money Market Funds: 5.3%
6,534,556	Invesco Government & Agency Portfolio - Class Institutional, 5.282% [4]	6,534,556
Total Money Market Funds: 5.3%		6,534,556

TOTAL SHORT-TERM INVESTMENTS (Cost $6,534,556)		6,534,556

TOTAL INVESTMENTS IN SECURITIES: 120.9% (Cost $141,012,017)		149,412,030
Liabilities in Excess of Other Assets: (20.9)%		(25,871,373)
TOTAL NET ASSETS: 100.0%		$123,540,657

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of November 30, 2023. Total value of securities out on loan is $25,437,591 or 20.6% of net assets.
[3]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[4]	Annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023. See the Schedule of Investments for an industry breakout.

Balanced Fund
	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$-	$87,925,321	$-	$0	87,925,321
Convertible Preferred Stock	-	1,681,500	-	-	1,681,500
Preferred Stocks	-	2,381,044		-	2,381,044
Corporate Bonds	-		24,863,111	-	24,863,111
Short-Term Investments	-	6,534,556		-	6,534,556
Investments Purchased with Cash Proceeds from Securities Lending [2]	26,026,498	-	-	-	26,026,498
Total Investments in Securities	$26,026,498	$98,522,421	$24,863,111	$0	$149,412,030

[1] See Schedule of Investments for disclosure of Level 3 securities.
[2] Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.

The following is a reconciliation of the Balanced Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of August 31, 2023		Common Stocks
Acquisitions		$-
Dispositions		-
Accrued discouns/premiums		-
Change in unrealized apprecaition/depreciation		-
Transfer in and/or out of Level 3		-
Balance as of November 30, 2023		$-
Change in unrealized appreciation/depreciation for Level 3 investments held at November 30, 2023		$-

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.

Type of Security	Fair Value at 11/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00